Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

10. Goodwill and Other Intangible Assets

Goodwill is tested for impairment at least annually. See Note 2. The Mexico Reorganization was considered a triggering event for purposes of goodwill and other intangible assets impairment testing of the retail services segment. See Note 4 for further discussion of the results of impairment testing associated with the Mexico Reorganization.

Goodwill

Changes in the carrying value of goodwill for the years ended December 31, 2012 and 2011 were as follows (dollars in thousands):

	Retail
	Services	E-Commerce	Consolidated
Balance as of January 1, 2012	$352,439	$210,282	$562,721
Acquisitions and purchase price adjustments	41,209	89	41,298
Effect of foreign currency translation	4,197	-	4,197
Balance as of December 31, 2012	$397,845	$210,371	$608,216

Balance as of January 1, 2011	$333,042	$210,282	$543,324
Acquisitions and purchase price adjustments	26,679	-	26,679
Effect of foreign currency translation	(7,282)	-	(7,282)
Balance as of December 31, 2011	$352,439	$210,282	$562,721

Acquired Intangible Assets

Acquired intangible assets that are subject to amortization as of December 31, 2012 and 2011, were as follows (dollars in thousands):

	As of December 31,
	2012			2011
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
Non-competition agreements	$18,033	$(12,968)	$5,065	$21,364	$(13,537)	$7,827
Customer relationships	30,515	(14,440)	16,075	26,607	(17,297)	9,310
Trademarks	360	(259)	101	211	(199)	12
Other	586	(353)	233	576	(300)	276
Total	$49,494	$(28,020)	$21,474	$48,758	$(31,333)	$17,425

Non-competition agreements are amortized over the applicable terms of the contract from two to five years. Customer and lead provider relationships are generally amortized on a straight-line basis over three to ten years, based on the period over which economic benefits are provided. Trademarks are amortized generally over three years on a straight-line basis.

Amortization

Amortization expense for acquired intangible assets was $9.5 million, $6.3 million and $4.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated future amortization expense for the years ended December 31, is as follows (dollars in thousands):

Year	Amount
2013	$4,746
2014	3,511
2015	3,318
2016	2,976
2017	2,391

Indefinite-Lived Intangible Assets

       As of December 31, 2012 and 2011, licenses of $9.7 million obtained in conjunction with acquisitions were not amortized. As of December 31, 2012 and 2011, trademarks of $5.3 million and $7.7 million, respectively, obtained in conjunction with acquisitions were not amortized. Costs to renew licenses with indefinite lives are recorded in “Operations and administration expenses” in the consolidated statements of income.